Document and Entity Information	9 Months Ended
Sep. 30, 2013
Cancelled
Entity Registrant Name	ENTREE GOLD INC
Entity Central Index Key	0001271554
Document Type	6-K
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013